Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Loss per share [Table Text Block]
	2017	2016	2015
Net loss attributable to shareholders
Basic	($409,685)	($234,420)	($106,910)
Diluted	(409,685)	(234,420)	(106,910)
Weighted average number of shares
Basic	191,738,274	177,569,024	162,340,566
Diluted	191,738,274	177,569,024	162,340,566
Basic loss per share	($2.14)	($1.32)	($0.66)
Diluted loss per share	($2.14)	($1.32)	($0.66)